Derivative Financial Instruments	6 Months Ended
Jun. 30, 2025
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
5.	Derivative Financial Instruments
As of June 30, 2025, and December 31, 2024, this caption includes the following:

In thousands of soles			Reference value	Maturity date	2025	2024

Derivative assets mandatorily measured at FVOCI

Fx operation Agreement – Call Spread	(a	)	US$ 253,000	2029	34,006	38,849

Fx operation Agreement – Call Spread (Long Put)	(a	)	US$ 47,000	2025	-	(2,856)

Fx operation Agreement – Call Spread (Short Call)	(a	)	US$ 47,000	2025	-	7,825

Fx operation Agreement – Call Spread	(b	)	US$ 108,500	2028	9,462	-

Fx operation Agreement – Single Call	(c	)	US$ 30,000	2028	1,004	6,337

Fx operation Agreement – Call Spread	(d	)	US$ 2,082	2028	-	205

Fx operation Agreement – Call Spread	(d	)	US$ 50,918	2028	-	5,534

Fx operation Agreement – Call Spread	(e	)	US$ 55,500	2026	-	4,828

Interest Rate Swap – TIIE	(f	)	MXN 1,705,351	2028	-	6,750

					44,472	67,472

Current					1,004	8,962

Non-current					43,468	58,510

In thousands of soles			Reference value	Maturity date	2025	2024

Derivative liabilities mandatorily measured at FVTPL

Fx operation Agreement – Forward	(g	)	US$ 3,000	2025	215	-

Derivative liabilities mandatorily measured at FVOCI

Fx operation Agreement – Call Spread (Long Put)	(a	)	US$ 47,000	2025	5,700	-

Fx operation Agreement – Call Spread (Short Call)	(a	)	US$ 47,000	2025	(1,751)	-

Interest Rate Swap – TIIE	(f	)	MXN 3,410,702	2028	54,793	38,471

Interest Rate Swap – SOFR	(f	)	US$ 77,500	2028	6,763	3,899

Interest Rate Swap – TIIE	(f	)	MXN 1,705,351	2028	6,215	-

					71,935	42,370

Current					29,778	15,273

Non-current					42,157	27,097
Fx: Foreign exchange

(a)
On December 18, 2023, new senior notes maturing in 2029 were issued in exchange for a part of the previous senior notes that were canceled in the exchange and this derivate instrument was designated as a hedge to cover both senior notes up to the reference value.

On March 22, 2024, the Group signed a novation of the US$ 253,000 thousand notional portion of the “Purchased Collar” structure was carried out to Deutsche Bank (originally Citibank) and then on the same date this nominal portion was modify to replace it with a “Call Spread” structure as a continuation of the current hedging strategy.
On December 18, 2024, the Group issued new senior notes maturing in 2029 in order to prepay the senior notes outstanding which had a maturity in 2025 and the derivative instrument of US$ 47,000 thousand was designated as a hedge to cover these senior notes up to their reference value.
On March 7, 2025, the Group signed a new call spread with JP Morgan of the US$ 253,000 thousand notional portion. These new instruments cover the exchange fluctuations ranging from S/ 3.713 to S/ 3.756 per US$ 1.

(b)
On January 23, 2025, the Group signed foreign exchange options which included a Call spread agreement with Citibank for US$ 108,500 thousand which replaced the derivatives for US$ 55,500 thousand, US$ 2,082 thousand and US$ 50,918 thousand. This derivative instrument was designated as a hedge to cover the new term loan signed on December 18, 2023. These instruments cover the exchange fluctuations ranging from S/ 3.713 to S/ 4.20 per US$ 1.

(c)
On May 5, 2023, the Group, through its subsidiary Grupo Salud Auna Mexico, signed foreign exchange options which included a Single call agreement with Santander Bank for US$ 396,500 thousand. It covered 100% of the term loan. Subsequently, this loan was paid on December 2023 and this derivate instrument was designated as a hedge to cover a part of the new term loan signed on December 18, 2023, and for the no hedged item it had an effect on results that was recorded in finance cost. On March 19, 2024, the Company restructured its debt as a result of a syndication process. As a consequence, the notional in US dollars exposed to exchange rate risk has decreased to US$ 30,000 thousand and for the no hedged item it had an effect on results that was recorded in finance cost. On April 25, 2024, the Group signed a novation for a portion of US$ 366,500 thousand of the original structure to HSBC Bank, and then on the same date that portion was unwinded. As result, a notional amount of US$ 30,000 thousand was maintained with Santander Bank. This instrument cover the exchange fluctuations greater than MXN 22.50 per US$ 1.

(d)
On June 1, 2023, the Group signed foreign exchange options which included a Call spread agreement with Citibank for US$ 53,000 thousand. It covered 100% of the notes purchase agreement. Subsequently, this loan was paid in December 2023, and this derivative instrument was designated as a hedge to cover the new term loan signed on December 18, 2023, and for the no hedged item it had an effect on results that was recorded in finance cost. These instruments cover the exchange fluctuations ranging from S/ 3.8575 to S/ 4.30 per US$ 1.

(e)
On November 29, 2022, the Group signed a new foreign exchange options which included Call spread agreement with Citibank N.A. for S/ 238,650 thousand (US$ 55,500 thousand) to cover 100% of the loan agreement with JPMorgan Chase Bank, S.A. As a result of this agreement, the Group recorded an increase of the derivative financial asset with the premiums payable by S/ 13,774 thousand. This loan was paid on April 2023, and this derivative instrument was designated as a hedge to cover the Notes Purchase Agreement issued in April 2023. After, this loan was paid on December 2023, and this derivative instrument was designated as a hedge to cover a part of the new term loan signed on December 18, 2023 up to the reference value. These new instruments cover the exchange fluctuations ranging from S/ 3.8750 to S/ 4.3000 per US$ 1.

(f)
In April 2024, the Group signed new interest rate swap agreements to cover the interest rate fluctuation related to the new term loan signed December 18, 2023. The amount covered was MXN 3,410,703 thousand and US$ 77,500 thousand and such instrument fixed an interest rate of 11.80% and 4.51% respectively for the entire period of the derivative.

In September 2024, the Group signed new interest rate swap agreements to cover the interest rate fluctuation related to the new term loan signed December 18, 2023. The amount covered was MXN 1,705,351 thousand and such instrument fixed an interest rate of 8.81% for the entire period of the derivative.

(g)	In June 2025, the Group signed a foreign exchange forward for US$ 3,000 thousand to hedge an exchange rate of 3.570 with a maturity of September 2025.
As of June 30, 2025, there are outstanding premiums to Citibank, Santander Bank, JP Morgan and Deutsche Bank of S/ 84,716 thousand (S/ 85,849 thousand as of December 31, 2024), which were included in Other Accounts Payable. The liabilities were incurred in connection with Call spread and Single Call agreements.
The effect of fair value of these derivative financial instruments, net of tax recognized in the consolidated other comprehensive income for the six months ended June 30, 2025, was a loss for S/ 40,073 thousand (loss for S/ 10,812 thousand for the six months ended June 30, 2024).
For the six months ended June 30, 2025, the effect reclassified from other comprehensive income to profit or loss as gain of exchange difference was S/ 13,927 thousand and from other comprehensive income to profit or loss as finance cost was S/ 9,843 thousand (note 16), and neither includes S/ 5,948 thousand of tax.
For the six months ended June 30, 2024, the effect reclassified from other comprehensive income to profit or loss as loss exchange difference was S/ 26,986 thousand and from other comprehensive income to profit or loss as finance cost was S/ 25,504 thousand (note 16), and neither includes S/ 319 thousand of tax.